The Saratoga Advantage Trust

JAMES ALPHA GLOBAL ENHANCED REAL RETURN PORTFOLIO

Supplement dated July 25, 2012 to the Prospectus Dated December 30, 2011

of the James Alpha Global Enhanced Real Return Portfolio (the “Prospectus”)

The last sentence in footnote 3 to the Fees and Expenses table located on page 1 of the Prospectus is deleted in its entirety and replaced with the following:

The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for fees it waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed the current expense cap.

The fifth sentence in the sub-section entitled “Portfolio Expenses” on page 19 of the Prospectus is deleted in its entirety and replaced with the following:

The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed the expense cap.

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO

Supplement dated July 25, 2012 to the Prospectus Dated December 30, 2011

of the James Alpha Global Real Estate Investments Portfolio (the “Prospectus”)

The last sentence in footnote 3 to the Fees and Expenses table located on page 1 of the Prospectus is deleted in its entirety and replaced with the following:

The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for fees it waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed the current expense cap.

The fifth sentence in the sub-heading entitled “Portfolio Expenses” on page 22 of the Prospectus is deleted in its entirety and replaced with the following:

The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed the expense cap.

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated July 25, 2012 to the Statement of Additional Information Dated

December 30, 2011 of the Saratoga Advantage Trust (the “SAI”)

Reference is made to the section entitled “The James Alpha Real Return Portfolio”, beginning on page 73 of the SAI.  The last sentence in the third paragraph in this section is deleted in its entirety and replaced with the following:

Armored Wolf is permitted to seek reimbursement from the James Alpha Real Return Portfolio, subject to limitations, for fees it waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the James Alpha Real Return Portfolio’s operating expenses to exceed the expense cap.

Reference is made to the section entitled “The James Alpha Global Real Estate Portfolio”, beginning on page 74 of the SAI.  The third sentence in the third paragraph in this section is deleted in its entirety and replaced with the following:

Ascent is permitted to seek reimbursement from the James Alpha Global Real Estate Portfolio, subject to limitations, for fees it waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the James Alpha Global Real Estate Portfolio’s operating expenses to exceed the expense cap.

This Supplement updates and supersedes any contrary information contained in the SAI.

Please retain this supplement for future reference.